Other accounts receivable, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Receivable Net
Beginning balance of the year	$ (628)	$ (877)
Write-offs	942	1,067
Increase in allowance	(869)	(818)
Ending balance of the year	$ (555)	$ (628)